Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Related Party Transactions

15.        Related Party Transactions

Prior to acquisition, Jeffrey Wolf, President, Chief Executive Officer and Chairman of the Board of Directors, was a director of Elusys and directly and through affiliated entities owned approximately 1.2% of the outstanding stock of Elusys, in the form of common stock, which is subordinate in terms of distributions to the Elusys preferred stock. Common stockholders are not expected to receive any future payments as presently it seems most, if not all, of such payments will also be paid to the preferred stockholders of Elusys.